UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

120 E 23rd Street, 5th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Brett Boshco

The STAAR Investment Trust

120 E 23rd Street, 5th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9501

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid

Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

December 31, 2017

STAAR INVESTMENT TRUST

LETTER TO SHAREHOLDERS

DECEMBER 31, 2017 (UNAUDITED)

Dear Shareholders,

2017 was an interesting year for many reasons, but I won’t belabor you with what you already know about politics, hurricanes, scandals, and more. Stock prices continued to rise with little volatility, and the bull market in the U.S. neared its nine-year anniversary – a mark which will put it at the second longest since World War II. And while we believe the price increases were fundamentally warranted in some cases, in other cases we believe they come with good reason to be cautious. Our approach leans conservative, and this has served us well in past periods of increased valuations that were followed by bear markets.

Like everyone else, we are stuck with imperfect information about what the future holds, and therefore we remain focused each day on what we do best: investment analysis, asset allocation, and risk management. We seek to deliver attractive risk-adjusted returns on your capital, all the while keeping in mind that we must protect and preserve your capital, no matter what. We’re most fortunate to have you as shareholders, and we’re honored to act as your steward in the capital markets.

2018 will be an interesting year as well, without a doubt. We believe we are well-positioned despite the uncertainty present in the global economy, and we look forward to reporting more at the half-year mark.

Until then – we will dance while the music is playing, but we’re not embarrassed to hold an umbrella in case it rains.

Sincerely,

Brett Boshco

Portfolio Manager, Barrel Park Investments

Investment Adviser to the STAAR Investment Trust

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

 The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

PORTFOLIO ILLUSTRATION

December 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the type of investment as a percentage of the portfolio of investments.

Common Stock
0.65%
Real Estate Investment
Trust
1.90%
Money Market Fund
2.14%
Open-End Mutual Fund
41.15%
Exchange Traded Funds
54.16%

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

  Comparison of the Change in Value of a $10,000 Investment in STAAR Alternative Categories Fund and the MSCI ACWI Net Total Return USD Index

Average Annual Total Returns
For the Periods Ended December 31, 2017

	STAAR Alternative Categories Fund	MSCI ACWI Net Total Return USD Index
1 Year	11.80%	23.98%
3 Year	2.92%	9.30%
5 Year	6.00%	10.81%
10 Year	1.95%	4.65%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Alternative Categories Fund versus the MSCI ACWI Net Total Return USD Index. STAAR Alternative Categories Fund is a flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital. The MSCI ACWI Net Total Return USD Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries*. With 2,499 constituents, the index covers approximately 85% of the global investable equity opportunity set. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR General Bond Fund and the Bloomberg Barclays Capital Intermediate Gov't/Credit Index

Average Annual Total Returns For the Periods Ended December 31, 2017

	STAAR General Bond Fund	Bloomberg Barclays Capital Intermediate Gov't/Credit Index
1 Year	-0.06%	2.14%
3 Year	-0.18%	1.77%
5 Year	-0.26%	1.51%
10 Year	1.06%	3.33%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR General Bond Fund versus the Bloomberg Barclays Capital Intermediate Gov't/Credit Index. STAAR General Bond Fund is a high-grade general bond portfolio of US Gov't Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity. The Bloomberg Barclays Capital Intermediate Government/Credit Index measures the performance of dollar denominated U.S. Treasuries, government-related (i.e. U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade credit structures that have a remaining maturity of greater than or equal to one year and less than ten years. Please

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR International Fund and the MSCI EAFE Net Total Return USD Index

Average Annual Total Returns
For the Periods Ended December 31, 2017

	STAAR International Fund	MSCI EAFE Net Total Return USD Index
1 Year	23.15%	25.03%
3 Year	4.38%	7.80%
5 Year	2.51%	7.90%
10 Year	-0.87%	1.94%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR International Fund versus the MSCI EAFE Net Total Return USD Index. STAAR International Fund is a fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned. The MSCI EAFE Net Total Return USD Index is an equity index which captures large and mid cap representation across Developed Markets countries around the world, excluding the US and Canada. With 926 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Please note that

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Larger Company Stock Fund and the S&P 500 Index

Average Annual Total Returns
For the Periods Ended December 31, 2017

	STAAR Larger Company Stock Fund	S&P 500 Index
1 Year	17.18%	21.83%
3 Year	5.75%	11.42%
5 Year	9.52%	15.80%
10 Year	3.94%	8.49%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Larger Company Stock Fund versus the S&P 500 Index. STAAR Larger Company Stock Fund is a fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income. The S&P 500 Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Short-Term Bond Fund and the Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index

Average Annual Total Returns
For the Periods Ended December 31, 2017

	STAAR Short-Term Bond Fund	Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index
1 Year	-0.67%	0.85%
3 Year	-0.19%	0.93%
5 Year	-0.22%	0.84%
10 Year	0.31%	1.85%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Short-Term Bond Fund versus the Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index. STAAR Short Term Bond Fund is a high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years. The Bloomberg Barclays 1-3 Year Government/Credit Bond Index includes all public obligations of the U.S Treasury and all publicly issued debt of the U.S. Government agencies and quasi-federal corporations with maturities ranging from 1 to 3 years. It also includes all publicly issued, fixed rate, non-convertible, investment grade, U.S. dollar denominated, SEC registered corporate debt with maturities ranging from 1 to 3 years. Please note

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Comparison of the Change in Value of a $10,000 Investment in STAAR Smaller Company Stock Fund and the Russell 2000® Index

Average Annual Total Returns
For the Periods Ended December 31, 2017

	STAAR Smaller Company Stock Fund	Russell 2000® Index
1 Year	9.96%	14.65%
3 Year	6.35%	9.97%
5 Year	9.47%	14.14%
10 Year	4.89%	8.72%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost.

The above graph depicts the performance of the STAAR Smaller Company Stock Fund versus the Russell 2000® Index. Smaller Company Stock Fund is a fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned. The Russell 2000® Index is an index measuring the performance approximately 2,000 small-cap companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Index serves as a benchmark for small-cap stocks in the United States. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares		Value

COMMON STOCKS - 13.86%

Beverages - 1.35%
250	Diageo Plc. ADR	$ 36,507

Communications Services, NEC - 0.86%
600	AT&T, Inc.	23,328

Electric Services - 2.10%
900	PPL Corp.	27,855
600	Southern Co.	28,854
		56,709
Electronic Computers - 0.63%
100	Apple, Inc.	16,923

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.06%
750	V.F. Corp.	55,500

National Commercial Banks - 0.54%
1,000	Huntington Bancshares, Inc.	14,560

Petroleum Refining - 1.01%
325	Exxon Mobil Corp.	27,183

Pharmaceutical Preparations - 1.04%
200	Johnson & Johnson	27,944

Retail-Variety Stores - 1.03%
150	Costco Wholesale Corp.	27,918

Services-Business Services, NEC - 0.85%
150	Accenture Plc. Class A	22,963

Services-Computer Processing & Data Preparation - 0.65%
4,000	Zix Corp. *	17,520

State Commercial Banks - 0.56%
150	Northern Trust Corp.	14,984

Telephone Communications - 1.18%
600	Verizon Communications, Inc.	31,758

TOTAL FOR COMMON STOCKS (Cost $251,413) - 13.86%		373,797

* Non-income producing securities during the period.

ADR - American Depository Receipt

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares		Value

EXCHANGE TRADED FUNDS - 45.41%
800	Builders Emerging Markets 50 ADR Index Fund	$ 34,504
1,050	Consumer Staples Select Sector SPDR Fund	59,735
600	First Trust Dorsey Wright International Focus 5 ETF	13,350
500	Guggenheim S&P High Infra ETF	13,790
1,000	iShares Global Energy ETF	35,550
350	iShares Global Healthcare ETF	39,382
300	iShares Global Technology ETF	46,098
550	iShares MicroCap ETF	52,640
250	iShares MSCI EAFE Index Fund	17,578
310	iShares NASDAQ Biotechnology ETF	33,099
300	iShares North American Natural Resources ETF	10,632
150	iShares Russell 2000 ETF	22,869
900	iShares Russell MidCap Growth Index Fund	108,576
500	iShares S&P 600 SmallCap Growth ETF	85,075
300	iShares S&P Global Infrastructure ETF	13,566
200	iShares U.S. Healthcare ETF	34,846
200	iShares U.S. Medical Devices ETF	34,702
400	iShares U.S. Regional Banks ETF	19,716
400	iShares U.S. Technology ETF	65,108
200	iShares U.S. Utilities ETF	26,574
900	Powershares Global Water Portfolio	23,436
1,200	Powershares S&P 500 High Dividend Low Volatility Portfolio	50,916
1,000	ProShares S&P 500 Dividend Aristocrats	64,040
500	PureFunds ISE Cyber Security ETF	15,820
50	SPDR S&P 500 ETF	13,343
300	SPDR S&P High Dividend ETF	11,235
300	Vanguard Dividend Appreciation ETF	30,609
200	Vanguard Energy ETF	19,790
700	Vanguard REIT Index	58,086
400	WisdomTree International High Div Fund	17,756
300	WisdomTree U.S. Midcap Dividend Fund	10,584
1,200	WisdomTree U.S. Midcap Earnings Fund	47,616
200	WisdomTree India Earnings Fund	5,568
700	WisdomTree International SmallCap Dividend Fund	53,760
1,200	WisdomTree SmallCap Dividend ETF	34,860
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $834,670) - 45.41%		1,224,809

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares		Value

OPEN END MUTUAL FUNDS - 32.63%
1,170	AF Smallcap World FD F-2	$ 66,099
5,350	Franklin Global Mutual Discovery Fund Class A	170,136
3,466	Franklin Natural Resources Fund Class A	93,512
10,203	Live Oak Health Sciences Fund	198,151
2,667	Matthews Asian Growth & Income Fund	46,574
1,761	Vanguard Energy Fund	94,636
1,026	Vanguard Health Care Fund	210,829
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $499,853) - 32.63%		879,937

REAL ESTATE INVESTMENT TRUSTS - 3.06%
200	American Tower Corp.	28,534
300	Eastgroup Properties Inc.	26,514
2,000	Medical Properties Trust, Inc.	27,560
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $51,120) - 3.06%		82,608

MONEY MARKET FUND - 5.06%
136,476	Federated Prime Obligations Fund-Institutional Class 1.15% ** (cost $136,476)	136,476

TOTAL INVESTMENTS (Cost $1,773,532) - 100.02%		2,697,627

LIABILITIES LESS OTHER ASSETS - (0.02)%		(462)

NET ASSETS - 100.00%		$ 2,697,165

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 84.87%

Automobile Manufacturing - 1.66%
25,000	BMW Bk N.Am Salt LK CD 1.25%, 3/12/2018	$ 25,003

Banking - Global - 1.33%
20,000	CorpBanca 3.125%, 1/15/2018	20,005

Banks - Domestic MTN - 1.61%
25,000	Credit Suisse Nassau 2.00%, 8/31/2021 **	24,231

Commerce-Banks Central US - 8.62%
30,000	BMO Harris Bank CD 1.00%, 12/8/2021 **	29,868
50,000	GE Capital Retail Bank CD 1.50%, 3/28/2018	50,014
50,000	GE Capital Retail Bank CD 2.00%, 4/13/2018	50,085
		129,967
Commerce-Banks Eastern US - 9.25%
25,000	Discover Bank CD 1.90%, 9/1/2020	24,852
35,000	Goldman Sachs Bank CD 1.60%, 3/11/2019	34,921
30,000	Goldman Sachs Bank CD 1.85%, 5/4/2020	29,847
20,000	Goldman Sachs Bank CD 2.00%, 6/4/2019	20,027
30,000	Synchrony Bank CD 2.35%, 10/13/2022	29,849
		139,496
Commercial Banks-Non US - 1.66%
25,000	State Bank of India CD 2.4% 3/14/2022	25,079

Commercial Service-Finance - 4.97%
25,000	Air Lease Corp. 2.125%, 1/15/2018	24,998
50,000	GATX Corp. 2.50%, 7/30/2019	49,905
		74,903
Diversified Banking Institution - 23.40%
25,000	Ally Bank CD 1.35% 10/15/2018	24,946
25,000	Ally Bank CD 1.70%, 8/26/2019	24,911
25,000	Ally Bank CD 1.80%, 3/2/2020	24,871
25,000	Bank of America 2.151%, 11/9/2020	24,886
25,000	Capital One Bank CD 2.1% 3/8/2021	24,922
30,000	Capital One Bank CD 2.20% 5/3/2021	29,986
25,000	Capital One Bank CD 1.60% 4/22/2019	24,928
20,000	Capital One Bank CD 2.20%, 8/30/2021	19,970

**Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares/Principal		Value

Diversified Banking Institution - (Continued)
30,000	JP Morgan Chase Bank CD 1.80%, 3/16/2020	$ 29,838
50,000	Royal Bank of Canada 2.00%, 1/29/2021	49,814
50,000	Royal Bank of Canada 2.25%, 3/19/2021	49,867
25,000	Goldman Sachs Group, Inc. 2.25%, 8/31/2026 **	23,762
		352,701
Finance-Auto Loans - 1.29%
20,000	American Honda Finance 1.65%, 7/12/2021	19,507

Finance Investor Broker - Banker - 1.65%
25,000	Jefferies Group LLC. 3.00%, 8/26/2024 **	24,803

Financial Services Domestic - 0.98%
15,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	14,809

Food & Beverage - 2.98%
25,000	Beam, Inc. 1.75%, 6/15/18	24,959
20,000	Conagra Foods, Inc. 1.90%, 1/25/2018	19,995
		44,954
Integrated Oils - 1.68%
25,000	ConcocoPhillips Co. 2.875%, 11/15/2021	25,291

Intermediate Bonds - 1.65%
25,000	Ford Motor Credit Co. 3.10%, 4/20/2022	24,840

Intermediate US Gov't/Gov't Agency - 3.32%
25,000	DOW Chemical Co.SR 1.90%, 3/15/2018	24,965
25,000	Goldcorp., Inc. 2.125%, 3/15/2018	25,013
		49,978
Larger Co. Stocks - 1.66%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,985

Metal Mining - 1.33%
20,000	Teck Resources, Ltd. 2.50%, 2/1/2018	20,000

Perfumes, Cosmetics & Other Tools - 1.30%
20,000	Estee Lauder Co., Inc. 1.70%, 5/10/2021	19,579

Retail-Auto & Home Supply Stores - 1.32%
20,000	Autozone, Inc. 1.625%, 4/21/2019	19,834

**Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares/Principal		Value

Services-High School - 3.31%
50,000	Jefferson High School 2.00%, 8/01/2018	$ 49,925

Short Term Corporate - 8.24%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,885
35,000	Deutsche Bank AG 2.85%, 5/10/2019	35,117
25,000	Dr. Pepper Snapple Group, Inc. 2.00%, 1/15/2020	24,804
25,000	Kroger Co. 1.50%, 9/30/2019	24,646
20,000	PNC Bank 1.45%, 7/29/2019	19,749
		124,201
Water, Sewer, Pipeline - 1.66%
25,000	Kinder Morgan Energy Partners L.P. 2.65%, 2/1/2019	25,045

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,285,131) - 84.87%		1,279,136

EXCHANGE TRADED FUNDS - 14.30%
600	iShares Lehman TIPS Bond	68,448
1,000	SPDR Barclays Short Term Treasury	29,870
800	Vanguard Mortgage-Backed Securities	41,952
950	Vanguard Short-Term Corp. Bond Index Fund	75,335
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $208,564) - 14.30%		215,605

MONEY MARKET FUND - 0.37%
5,528	Federated Prime Obligations Fund - Institutional Class 1.15% ** (Cost $5,528)	5,528

TOTAL INVESTMENTS (Cost $1,499,223) - 99.54%		1,500,269

OTHER ASSETS LESS LIABILITIES - 0.46%		6,955

NET ASSETS - 100.00%		$ 1,507,224

**Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares		Value

COMMON STOCK - 1.80%

Beverages - 1.06%
150	Diageo Plc. ADR	$ 21,904

Services - Business Services - 0.74%
100	Accenture Plc Class A	15,309

TOTAL FOR COMMON STOCK (Cost $18,594) - 1.80%		37,213

EXCHANGE TRADED FUNDS - 34.48%
1,400	Builders Emerging Markets 50 ADR Index Fund	60,382
2,000	DB X-Trackers MSCI EAFE Hedged Equity Fund	63,560
3,400	First Trust Dorsey Wright International Focus 5 ETF	75,650
600	iShares MSCI Australia ETF	13,902
400	iShares MSCI EAFE ETF	28,124
700	iShares MSCI Emerging Markets ETF	32,984
500	iShares MSCI Switzerland Capped ETF	17,790
700	SPDR S&P International Dividend ETF	28,847
700	Vanguard Global Ex-U.S Real Estate ETF	42,350
600	Wisdom Tree EM Markets Small Cap Division Fund	31,290
900	Wisdom Tree International Dividend Top 100	39,060
500	WisdomTree India Earnings Fund	13,920
2,400	WisdomTree International Small Cap Dividend Fund	184,320
1,800	WisdomTree International High Dividend ETF	79,902
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $571,158) - 34.48%		712,081

OPEN END MUTUAL FUNDS - 58.57%
4,271	AF Europacific Growth FD F-2	239,346
2,123	Calamos International Growth Class A	45,432
3,486	Harbor International Fund Institutional Class	235,393
2,500	Putnam International Capital Opportunities Fund Class A	105,700
6,819	Saturna Sextant International	114,487
16,458	T Rowe Price International Growth & Income Funds	248,847
6,076	Templeton Developing Markets Trust Class A	133,550
5,549	The Aberdeen International Equity Fund Institutional Service Class	86,672
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $706,597) - 58.57%		1,209,427

MONEY MARKET FUND - 4.64%
95,838	Federated Prime Obligations Fund - Institutional Class 1.15% ** (cost $95,838)	95,838

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Value

TOTAL INVESTMENTS (Cost $1,392,187) - 99.49%	$ 2,054,559

OTHER ASSETS LESS LIABILITIES - 0.51%	10,601

NET ASSETS - 100.00%	$ 2,065,160

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares		Value

COMMON STOCK - 9.09%

Beverages - 1.14%
250	Pepsico, Inc.	$ 29,980

Communications Services, NEC - 0.45%
300	AT&T, Inc.	11,664

Converted Paper & Paperboard Products - 0.97%
210	Kimberly Clark Corp.	25,339

Electric Services - 2.17%
900	PPL Corp.	27,855
600	Southern Co.	28,854
		56,709
Larger Co. Stocks - 0.80%
150	Johnson & Johnson	20,958

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.13%
400	V.F. Corp.	29,600

Retail-Variety Stores - 1.42%
200	Costco Wholesale Corp.	37,224

Telephone Communications - 1.01%
500	Verizon Communications, Inc.	26,465

TOTAL FOR COMMON STOCK (Cost $152,747) - 9.09%		237,939

EXCHANGE TRADED FUNDS - 29.95%
1,300	Consumer Staples Select Sector SPDR	73,957
500	First Trust ISE Cloud Computing Index	22,940
200	Guggenheim S&P 500 Equal Weight ETF	20,206
300	iShares Core S&P 500 ETF	80,655
135	iShares Nasdaq Biotechnology	14,414
1,700	iShares Russell Mid Cap Growth Index	205,088
250	iShares U.S. Healthcare ETF	43,557
400	iShares U.S. Medical Devices ETF	69,404
200	iShares U.S. Real Estate ETF	16,202
200	iShares U.S. Tech ETF	32,554

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares		Value

EXCHANGE TRADED FUNDS - (Continued)
200	iShares U.S. Utilities ETF	$ 26,574
150	PowerShares QQQ ETF	23,364
300	PowerShares S&P 500 High Dividend Low Volatility Portfolio	12,729
300	ProShares S&P 500 Dividend Aristocrats	19,212
500	PureFunds ISE Cyber Security ETF	15,820
300	SPDR S&P 500 High Dividend ETF	11,235
300	Vanguard Dividend Appreciation ETF	30,609
200	Vanguard Energy ETF	19,790
550	Vanguard REIT Index	45,639
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $482,309) - 29.95%		783,949

OPEN-END MUTUAL FUNDS - 56.41%
5,691	AF Fundamental Investors Fund Class F-2	353,930
8,326	AMG Yacktman Service	190,255
11,060	Brown Advisory Growth Equity Fund	230,044
5,460	Franklin Rising Dividends Fund Class A	333,934
3,039	Mairs & Power Growth Fund	368,121
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $659,062) - 56.41%		1,476,284

REAL ESTATE INVESTMENT TRUST - 1.09%
200	American Tower Corp.	28,534
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $12,497) - 1.09%		28,534

MONEY MARKET FUND - 3.59%
93,824	Federated Prime Obligations Fund - Institutional Class 1.15% ** (Cost $93,824)	93,824

TOTAL INVESTMENTS (Cost $1,400,439) - 100.13%		2,620,530

LIABILITIES LESS OTHER ASSETS - (0.13)%		(3,407)

NET ASSETS - 100.00%		$ 2,617,123

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 84.54%

Banking - 2.79%
20,000	Barclays Bank PLC 2.00%, 5/31/2019	$ 19,811

Commerce-Banks Eastern US - 6.31%
20,000	American Express Centurion Bank CD 1.95%, 8/31/2020	19,830
25,000	Discover Bank CD 2.05%, 10/9/18	25,073
		44,903
Commerce-US Banks Domestic - 12.59%
30,000	American Express Bank FSB 1.65%, 3/6/2019	29,942
20,000	American Express Bank FSB 1.75%, 9/6/2019	19,908
15,000	Goldman Sachs Bank CD 1.85%, 5/4/2020	14,924
25,000	Key Bank CD 1.70%, 3/9/2020	24,815
		89,589
Commercial Services-Finance - 4.22%
30,000	Air Lease Corp. 2.125%, 1/15/2018	29,998

Diversified Banking Institution - 25.20%
25,000	Ally Bank CD 1.50%, 3/4/2019	24,917
30,000	Ally Bank CD 1.80%, 3/2/2020	29,845
20,000	Ally Bank CD 2.10%, 12/14/2020	19,955
25,000	Bank of America 2.151%, 11/9/2020	24,885
25,000	Capital one Bank CD 1.50%, 3/8/2019	24,915
25,000	Capital one Bank CD 1.60%, 4/22/2019	24,928
30,000	JP Morgan Chase Bank CD 1.80%, 3/16/2020	29,838
		179,283
Finance Auto Loans - 4.18%
30,000	Ford Motor Credit Co 2.35% 3/20/2020	29,767

Financial Services Domestic - 2.78%
20,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/1/2019	19,746

Intermediate US Gov't/Gov't Agency - 4.20%
30,000	DOW Chemical Co. 2.50% 3/15/2020	29,891

Larger Company Stocks - 9.11%
25,000	Cardinal Health, Inc. 2.40% 11/15/2019	24,985
40,000	EMC Corp. 1.875%, 6/1/2018	39,810
		64,795

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017

Shares/Principal		Value

Retail-Auto & Home Supply Stores - 2.79%
20,000	Autozone, Inc. 1.625%, 4/21/2019	$ 19,834

Short Term Corporate - 14.68%
20,000	Deutsche Bank AG 2.25%, 9/15/2018	19,885
40,000	Deutsche Bank AG 2.85%, 5/10/2019	40,133
25,000	Kroger Co. 1.50% 9/30/2019	24,646
20,000	PNC Bank 1.45%, 7/29/2019	19,749
		104,413
Telephone Communications - 3.47%
25,000	Verizon Communication 1.375% 8/15/2019	24,676

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $660,275) - 92.32%		656,706

EXCHANGE TRADED FUNDS - 6.52%
585	Vanguard Short-Term Corporate Bond Index Fund	46,390
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $46,722) - 6.52%		46,390

MONEY MARKET FUND - 0.81%
5,786	Federated Prime Obligations Fund - Institutional Shares 1.15% * (Cost $5,786)	5,786

TOTAL INVESTMENTS (Cost $712,783) - 99.65%		708,882

OTHER ASSETS LESS LIABILITIES - 0.35%		2,455

NET ASSETS - 100.00%		$ 711,337

* Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Shares		Value

COMMON STOCK - 0.64%

Commodity Contracts Brokers & Dealers - 0.64%
1,500	Wisdomtree Investments, Inc.	$ 18,825

TOTAL FOR COMMON STOCK (Cost $13,590) - 0.64%		18,825

EXCHANGE TRADED FUNDS - 54.18%
300	Guggenheim S&P SmallCap 600 Pure Growth ETF	34,361
2,875	iShares MicroCap ETF	275,166
200	iShares Russell 2000 ETF	30,492
1,200	iShares Russell 2000 Value ETF	150,900
3,300	iShares S&P SmallCap 600 Growth ETF	561,495
900	WisdomTree U.S. Midcap Earnings ETF	35,712
13,700	WisdomTree U.S. Small Cap Dividend ETF	397,985
900	WisdomTree Small Cap Earnings ETF	32,598
1,750	WisdomTree U.S. Small Cap Quality Dividend Growth ETF	62,520
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $878,561) - 54.18%		1,581,229

OPEN END MUTUAL FUNDS - 41.16%
11,535	Aberdeen Smallcap Fund Class A *	422,764
13,055	Columbia Acorn Fund Class Z	200,920
3,032	Franklin Microcap Value Fund Class A	103,043
1,300	Hancock Horizon Burkenroad Smallcap Class D	84,942
2,000	Touchstone Smallcap Core Fund Class Y	30,260
45,206	Wasatch Smallcap Value Fund	359,387
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $803,545) - 41.16%		1,201,316

REAL ESTATE INVESTMENT TRUSTS - 1.90%
200	EastGroup Properties, Inc.	17,676
1,800	Medical Properties Trust, Inc.	24,804
500	One Liberties Properties, Inc.	12,960
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $40,956) - 1.90%		55,440

MONEY MARKET FUND - 2.14%
62,564	Federated Prime Obligations Fund - Institutional Class 1.15%** (Cost $62,564)	62,564

TOTAL INVESTMENTS (Cost $1,799,216) - 100.02%		2,919,374

LIABILITIES LESS OTHER ASSETS - (0.02)%		(606)

NET ASSETS - 100.00%		$2,918,768

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

       December 31, 2017

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $1,773,532; $1,499,223; $1,392,187; $1,400,439; $712,783; $1,799,216, respectively)	$2,697,627	$1,500,269	$2,054,559	$2,620,530	$ 708,882	$2,919,374
Receivables:
Dividends and Interest	2,939	7,510	12,285	1,160	3,033	3,215
Prepaid Expenses	1,432	883	1,013	1,409	392	1,461
Total Assets	2,701,998	1,508,662	2,067,857	2,623,099	712,307	2,924,050
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	651	113	495	632	-	707
Accrued Administrative Fees	81	45	62	79	22	88
Accrued Trustee Fees	4	61	13	16	31	6
Accrued Distribution Fees	16	34	-	47	3	9
Other Accrued Expenses	3,289	1,176	1,955	3,472	914	2,991
Dividends Payable	792	9	172	1,730	-	1,481
Total Liabilities	4,833	1,438	2,697	5,976	970	5,282
Net Assets	$2,697,165	$1,507,224	$2,065,160	$2,617,123	$ 711,337	$2,918,768

Net Assets Consist of:
Paid In Capital	$1,729,700	$1,683,138	$1,428,086	$1,361,750	$ 726,244	$1,791,330
Accumulated Undistributed Net Investment Income on Investments	-	-	-	-	-	-
Accumulated Undistributed Realized Gain (Loss) on Investments	43,370	(176,960)	(25,298)	35,282	(11,006)	7,280
Unrealized Appreciation (Depreciation) in Value of Investments	924,095	1,046	662,372	1,220,091	(3,901)	1,120,158
Net Assets (for 182,999; 155,825; 175,661; 172,779; 80,270; 207,781, shares outstanding, respectively)	$2,697,165	$1,507,224	$2,065,160	$2,617,123	$ 711,337	$2,918,768
Net Asset Value and Offering Price Per Share	$ 14.74	$ 9.67	$ 11.76	$ 15.15	$ 8.86	$ 14.05

STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

       December 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $0, $0, $0, $0, $0, $0 respectively)	$ 49,946	$ 3,081	$ 39,429	$ 40,434	$ 1,191	$ 31,244
Interest	1,341	30,239	838	785	12,605	606
Total Investment Income	51,287	33,320	40,267	41,219	13,796	31,850

Expenses:
Advisory Fees (Note 3)	21,886	3,696	15,968	21,438	2,036	23,728
Distribution Fees (Note 3)	171	365	63	442	22	133
Transfer Agent and Fund Accounting Fees	12,740	6,888	8,895	12,910	4,261	13,870
Administrative Fees	2,736	1,479	1,996	2,680	814	2,966
Audit and Tax Service Fees	8,360	4,580	5,740	8,860	2,683	8,925
Legal Fees	5,150	2,640	3,720	5,150	1,645	5,615
Custody Fees	2,904	2,655	2,820	2,902	2,547	2,985
Printing Fees	530	365	430	522	261	513
Insurance Fees	4,223	2,160	2,967	4,226	1,201	4,647
Director's Fees	2,040	1,178	1,518	2,040	605	2,240
Registration Fees	1,781	933	1,216	1,700	643	1,972
Other	2,189	1,095	1,525	2,054	680	2,255
Total Expenses	64,710	28,034	46,858	64,924	17,398	69,849
Fees Waived and Reimbursed by the Advisor (Note 3)	-	-	-	-	(2,031)	-
Net Expenses	64,710	28,034	46,858	64,924	15,367	69,849

Net Investment Income (Loss)	(13,423)	5,286	(6,591)	(23,705)	(1,571)	(37,999)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	84,811	(37,902)	29,076	142,717	(158)	115,486
Capital Gain Distributions from Investment Companies	34,481	163	30,866	94,212	103	92,277
Net Change in Unrealized Appreciation (Depreciation) on Investments	195,982	32,942	351,602	209,526	(2,923)	103,853
Net Realized and Unrealized Gain (Loss) on Investments	315,274	(4,797)	411,544	446,455	(2,978)	311,616

Net Increase (Decrease) in Net Assets Resulting from Operations	$301,851	$ 489	$ 404,953	$422,750	$ (4,549)	$273,617

STAAR INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2017

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (13,423)	$ (13,105)
Net Realized Gain on Investments	119,292	19,136
Net Change in Unrealized Appreciation on Investments	195,982	69,336
Net Increase in Net Assets Resulting from Operations	301,851	75,367

Distributions to Shareholders from:
Realized Gains	(109,221)	(4,613)
Net Change in Net Assets from Distributions	(109,221)	(4,613)

Capital Share Transactions:
Proceeds from Sale of Shares	54,369	59,019
Shares Issued on Reinvestment of Dividends	108,428	4,586
Cost of Shares Redeemed	(326,551)	(627,578)
Net Decrease from Shareholder Activity	(163,754)	(563,973)

Net Assets:
Net Increase (Decrease) in Net Assets	28,876	(493,219)
Beginning of Year	2,668,289	3,161,508
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,697,165	$ 2,668,289

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 5,286	$ 6,138
Net Realized Gain (Loss) on Investments	(37,739)	1,476
Net Change in Unrealized Appreciation on Investments	32,942	14,680
Net Increase in Net Assets Resulting from Operations	489	22,294

Distributions to Shareholders from:
Net Investment Income	(5,361)	(6,236)
Net Change in Net Assets from Distributions	(5,361)	(6,236)

Capital Share Transactions:
Proceeds from Sale of Shares	342,967	217,431
Shares Issued on Reinvestment of Dividends	5,314	6,178
Cost of Shares Redeemed	(246,620)	(347,652)
Net Increase (Decrease) from Shareholder Activity	101,661	(124,043)

Net Assets:
Net Increase (Decrease) in Net Assets	96,789	(107,985)
Beginning of Year	1,410,435	1,518,420
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 1,507,224	$ 1,410,435

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (6,591)	$ (6,025)
Net Realized Gain (Loss) on Investments	59,942	(30,298)
Net Change in Unrealized Appreciation on Investments	351,602	31,184
Net Increase (Decrease) in Net Assets Resulting from Operations	404,953	(5,139)

Distributions to Shareholders from:
Realized Gains	(19,390)	-
Net Change in Net Assets from Distributions	(19,390)	-

Capital Share Transactions:
Proceeds from Sale of Shares	104,918	41,080
Shares Issued on Reinvestment of Dividends	19,218	-
Cost of Shares Redeemed	(174,737)	(426,297)
Net Decrease from Shareholder Activity	(50,601)	(385,217)

Net Assets:
Net Increase (Decrease) in Net Assets	334,962	(390,356)
Beginning of Year	1,730,198	2,120,554
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,065,160	$ 1,730,198

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (23,705)	$ (19,998)
Net Realized Gain on Investments	236,929	123,610
Net Change in Unrealized Appreciation on Investments	209,526	36,139
Net Increase in Net Assets Resulting from Operations	422,750	139,751

Distributions to Shareholders from:
Realized Gains	(212,410)	(108,972)
Net Change in Net Assets from Distributions	(212,410)	(108,972)

Capital Share Transactions:
Proceeds from Sale of Shares	64,571	32,739
Shares Issued on Reinvestment of Dividends	210,680	108,275
Cost of Shares Redeemed	(453,611)	(744,602)
Net Decrease from Shareholder Activity	(178,360)	(603,588)

Net Assets:
Net Increase (Decrease) in Net Assets	31,980	(572,809)
Beginning of Year	2,585,143	3,157,952
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,617,123	$ 2,585,143

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,571)	$ (2,770)
Net Realized Loss on Investments	(55)	(124)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,923)	2,125
Net Decrease in Net Assets Resulting from Operations	(4,549)	(769)

Capital Share Transactions:
Proceeds from Sale of Shares	130,768	1,119,185
Cost of Shares Redeemed	(499,615)	(875,722)
Net Increase (Decrease) from Shareholder Activity	(368,847)	243,463

Net Assets:
Net Increase (Decrease) in Net Assets	(373,396)	242,694
Beginning of Year	1,084,733	842,039
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 711,337	$ 1,084,733

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2017	12/31/2016
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (37,999)	$ (41,283)
Net Realized Gain on Investments	207,763	9,383
Net Change in Unrealized Appreciation on Investments	103,853	506,568
Net Increase in Net Assets Resulting from Operations	273,617	474,668

Distributions to Shareholders from:
Realized Gains	(204,595)	-
Net Change in Net Assets from Distributions	(204,595)	-

Capital Share Transactions:
Proceeds from Sale of Shares	88,685	57,643
Shares Issued on Reinvestment of Dividends	203,114	-
Cost of Shares Redeemed	(448,831)	(936,719)
Net Decrease from Shareholder Activity	(157,032)	(879,076)

Net Assets:
Net Decrease in Net Assets	(88,010)	(404,408)
Beginning of Year	3,006,778	3,411,186
End of Year (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 2,918,768	$ 3,006,778

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 13.74	$ 13.38	$ 14.25	$ 14.97	$ 13.00

Income From Investment Operations: ***
Net Investment Loss *	(0.07)	(0.06)	(0.07)	(0.05)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.69	0.44	(0.67)	0.39	2.65
Total from Investment Operations	1.62	0.38	(0.74)	0.34	2.59

Distributions:
From Net Realized Gain	(0.62)	(0.02)	(0.13)	(1.06)	(0.62)
Total from Distributions	(0.62)	(0.02)	(0.13)	(1.06)	(0.62)

Net Asset Value, at End of Year	$ 14.74	$ 13.74	$ 13.38	$ 14.25	$ 14.97

Total Return **	11.80%	2.87%	(5.20)%	2.25%	20.01%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,697	$ 2,668	$ 3,162	$ 3,375	$ 3,499
Ratio of Expenses to Average Net Assets	2.37%	2.34%	2.09%	1.97%	1.96%
Ratio of Net Investment Loss to Average Net Assets	(0.49)%	(0.46)%	(0.46)%	(0.35)%	(0.42)%
Portfolio Turnover	9.66%	20.49%	29.65%	25.18%	21.90%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 9.71	$ 9.60	$ 9.87	$ 9.96	$ 10.17

Income From Investment Operations: ***
Net Investment Income *	0.03	0.04	0.07	0.08	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)	0.11	(0.27)	(0.09)	(0.21)
Total from Investment Operations	(0.01)	0.15	(0.20)	(0.01)	(0.07)

Distributions:
From Net Investment Income	(0.03)	(0.04)	(0.07)	(0.08)	(0.14)
From Net Realized Gain	-	-	-	-	-
Total from Distributions	(0.03)	(0.04)	(0.07)	(0.08)	(0.14)

Net Asset Value, at End of Year	$ 9.67	$ 9.71	$ 9.60	$ 9.87	$ 9.96

Total Return **	(0.06)%	1.58%	(2.02)%	(0.08)%	(0.68)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,507	$ 1,410	$ 1,518	$ 1,666	$ 2,071
Ratio of Expenses to Average Net Assets	1.90%	1.98%	1.57%	1.53%	1.46%
Ratio of Net Investment Income to Average Net Assets	0.36%	0.45%	0.72%	0.83%	1.37%
Portfolio Turnover	35.87%	20.36%	17.30%	12.92%	5.07%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 9.64	$ 9.65	$ 10.45	$ 12.42	$ 11.54

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.04)	(0.03)	(0.03)	0.06	(0.02)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.27	0.02	(0.77)	(1.06)	0.98
Total from Investment Operations	2.23	(0.01)	(0.80)	(1.00)	0.96

Distributions:
From Net Investment Income	-	-	-	(0.06)	-
From Net Realized Gain	(0.11)	-	-	(0.91)	(0.08)
Total from Distributions	(0.11)	-	-	(0.97)	(0.08)

Net Asset Value, at End of Year	$ 11.76	$ 9.64	$ 9.65	$ 10.45	$ 12.42

Total Return **	23.15%	(0.10)%	(7.57)%	(8.10)%	8.31%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,065	$ 1,730	$ 2,121	$ 2,378	$ 2,985
Ratio of Expenses to Average Net Assets	2.35%	2.32%	2.14%	1.99%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	(0.32)%	(0.25)%	0.48%	(0.18)%
Portfolio Turnover	6.94%	11.11%	17.45%	17.58%	14.37%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 14.07	$ 13.99	$ 15.23	$ 15.92	$ 12.67

Income From Investment Operations: ***
Net Investment Loss *	(0.14)	(0.10)	(0.11)	(0.10)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.56	0.80	(0.48)	1.06	3.35
Total from Investment Operations	2.42	0.70	(0.59)	0.96	3.25

Distributions:
From Net Investment Income	-	-	-	-	-
From Net Realized Gain	(1.34)	(0.62)	(0.65)	(1.65)	-
Total from Distributions	(1.34)	(0.62)	(0.65)	(1.65)	-

Net Asset Value, at End of Year	$ 15.15	$ 14.07	$ 13.99	$ 15.23	$ 15.92

Total Return **	17.18%	5.00%	(3.87)%	6.03%	25.65%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,617	$ 2,585	$ 3,158	$ 3,434	$ 3,694
Ratio of Expenses to Average Net Assets	2.42%	2.31%	2.07%	1.99%	1.94%
Ratio of Net Investment Loss to Average Net Assets	(0.88)%	(0.70)%	(0.77)%	(0.61)%	(0.72)%
Portfolio Turnover	3.44%	9.45%	30.02%	21.72%	15.81%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 8.92	$ 8.91	$ 8.91	$ 8.98	$ 9.02

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.02)	(0.02)	(0.00) (a)	(0.01)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.04)	0.03	0.00 (a)	(0.06)	(0.04)
Total from Investment Operations	(0.06)	0.01	0.00	(0.07)	0.02

Distributions:
From Net Investment Income	-	-	-	-	(0.06)
Total from Distributions	-	-	-	-	(0.06)

Net Asset Value, at End of Year	$ 8.86	$ 8.92	$ 8.91	$ 8.91	$ 8.98

Total Return **	(0.67)%	0.11%	0.00%	(0.78)%	0.23%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 711	$ 1,085	$ 842	$ 1,296	$ 1,287
Ratio of Expenses to Average Net Assets	1.89%	1.44%	1.47%	1.48%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(0.25)%	(0.03)%	(0.11)%	0.69%
Portfolio Turnover	61.78%	30.80%	0.00%	3.31%	48.25%
Such Ratios are After Effect of Expenses Waived	(0.25)%	(0.25)%	(0.25)%	(0.06)%	-

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Amount is less than 0.005

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	12/31/2017	12/31/2016	12/31/2015	12/31/2014	12/31/2013

Net Asset Value, at Beginning of Year	$ 13.74	$ 11.71	$ 14.01	$ 15.09	$ 11.67

Income From Investment Operations: ***
Net Investment Loss *	(0.18)	(0.16)	(0.13)	(0.17)	(0.16)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.55	2.19	(0.82)	0.01	3.91
Total from Investment Operations	1.37	2.03	(0.95)	(0.16)	3.75

Distributions:
From Net Realized Gain	(1.06)	-	(1.35)	(0.92)	(0.33)
Total from Distributions	(1.06)	-	(1.35)	(0.92)	(0.33)

Net Asset Value, at End of Year	$ 14.05	$ 13.74	$ 11.71	$ 14.01	$ 15.09

Total Return **	9.96%	17.34%	(6.76)%	(1.09)%	32.14%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,919	$ 3,007	$ 3,411	$ 3,744	$ 4,403
Ratio of Expenses to Average Net Assets	2.36%	2.29%	2.09%	1.98%	1.94%
Ratio of Net Investment Loss to Average Net Assets	(1.28)%	(1.35)%	(0.94)%	(1.15)%	(1.21)%
Portfolio Turnover	4.42%	5.84%	39.36%	12.38%	10.62%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities. Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements. The Funds follow the accounting and reporting guidance of FASB Accounting Standard Codification 946 and ASU 2013-08 applicable to investment companies.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2017.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Other mutual funds held by the Funds are valued at Net Assets Value per share.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2017:

ACF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 373,797	-	-	$ 373,797
Exchange Traded Funds	1,224,809	-	-	1,224,809
Open-End Funds	879,937	-	-	879,937
Real Estate Investment Trusts	82,608	-	-	82,608
Money Market Fund	136,476	-	-	136,476
Total	$ 2,697,627	-	-	$ 2,697,627

GBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$ 1,279,136	-	$ 1,279,136
Exchange Traded Funds	215,605	-	-	215,605
Money Market Fund	5,528	-	-	5,528
Total	$ 221,133	$ 1,279,136	-	$ 1,500,269

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

INTF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 37,213	-	-	$ 37,213
Exchange Traded Funds	712,081	-	-	712,081
Open-End Funds	1,209,427	-	-	1,209,427
Money Market Fund	95,838	-	-	95,838
Total	$2,054,559	-	-	$ 2,054,559

LCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 237,939	-	-	$ 237,939
Exchange Traded Funds	783,949	-	-	783,949
Open-End Funds	1,476,284	-	-	1,476,284
Real Estate Investment Trusts	28,534	-	-	28,534
Money Market Fund	93,824	-	-	93,824
Total	$ 2,620,530	-	-	$ 2,620,530

STBF

Assets (a)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$ 656,706	-	$ 656,706
Exchange Traded Funds	46,390	-	-	46,390
Money Market Fund	5,786	-	-	5,786
Total	$ 52,176	$ 656,706	-	$ 708,882

SCSF

Assets (a)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 18,825	-	-	$ 18,825
Exchange Traded Funds	1,581,229	-	-	1,581,229
Open-End Funds	1,201,316	-	-	1,201,316
Real Estate Investment Trusts	55,440	-	-	55,440
Money Market Fund	62,564	-	-	62,564
Total	$ 2,919,374	-	-	$ 2,919,374

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the year ended December 31, 2017.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, generally accepted accounting principles in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the year ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Indemnification: In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds expect the risk of loss to be remote.

Reclassifications: In accordance with GAAP, the Funds recorded a permanent book/tax difference of $13,423, $75, $6,591, $23,705, $1,571, and $37,999 from net investment loss to paid-in-capital for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively for the year ended December 31, 2017. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the year ended December 31, 2017, the Adviser earned $21,886, $3,696, $15,968, $21,438, $2,036, and $23,728 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  For the year ended December 31, 2017, the Adviser voluntarily waived $2,031 in expenses for the STBF.  As of December 31, 2017, the Fund owed the Adviser for management fees $651, $113, $495, $632, $0, and $707 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the year ended December 31, 2017, the distribution fees were as follows, $171, $365, $63, $442, $22, and $133 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of December 31, 2017, the Fund owed $16, $34, $0, $47, $3, and $9 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Aggregate annual Trustee fees for the year ended December 31, 2017, were $9,621.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at December 31, 2017, was $1,729,700 representing 182,999 shares outstanding for the ACF, $1,683,138 representing 155,825 shares outstanding for the GBF, $1,428,086 representing 175,661 shares outstanding for the INTF, $1,361,750 representing 172,779 shares outstanding for the LCSF, $726,244 representing 80,270 shares outstanding for the STBF, and $1,791,330 representing 207,781 shares outstanding for the SCSF. Transactions in capital shares for the year ended December 31, 2017, and year ended December 31, 2016 were as follows:

	December 31, 2017
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	3,773	35,488	9,929	4,175	14,690	6,346
Shares issued on Reinvestment of Dividends	7,356	551	1,634	13,906	-	14,456
Shares Redeemed	(22,324)	(25,514)	(15,403)	(29,072)	(56,075)	(31,875)
Net Increase (Decrease)	(11,195)	10,525	(3,840)	(10,991)	(41,385)	(11,073)

	December 31, 2017
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 54,369	$ 342,967	$ 104,918	$ 64,571	$ 130,768	$ 88,685
Shares issued on Reinvestment of Dividends	108,428	5,314	19,218	210,680	-	203,114
Shares Redeemed	(326,551)	(246,620)	(174,737)	(453,611)	(499,615)	(448,831)

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Net Increase (Decrease)	$(163,754)	$ 101,661	$ (50,601)	$(178,360)	$(368,847)	$(157,032)
	December 31, 2016
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	4,475	22,244	4,344	2,301	125,208	4,978
Shares issued on Reinvestment of Dividends	334	634	-	7,695	-	-
Shares Redeemed	(46,908)	(35,695)	(44,572)	(52,007)	(98,032)	(77,377)
Net Increase (Decrease)	(42,099)	(12,817)	(40,228)	(42,011)	27,176	(72,399)

	December 31, 2016
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$ 59,019	$ 217,431	$ 41,080	$ 32,739	$1,119,185	$ 57,643
Shares issued on Reinvestment of Dividends	4,586	6,178	-	108,275	-	-
Shares Redeemed	(627,578)	(347,652)	(426,297)	(744,602)	(875,722)	(936,719)
Net Increase (Decrease)	$(563,973)	$(124,043)	$(385,217)	$(603,588)	$ 243,463	$(879,076)

Note 5. Investment Transactions

For the year ended December 31, 2017, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $245,390 and $467,273 for the ACF, $625,617 and $517,035 for the GBF, $130,317 and $256,525 for the INTF, $88,210 and $457,187 for the LCSF, $515,217 and $435,253 for the STBF, and $127,880 and $477,595 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2017, the tax cost basis for investments held were as follows: $1,773,532 for the ACF, $1,499,223 for the GBF, $1,392,187 for the INTF, $1,400,439 for the LCSF, $712,783 for the STBF, and $1,799,216 for the SCSF, respectively.

At December 31, 2017, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$926,186	$(2,091)	$924,095

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$8,622	$(7,576)	$1,046

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$662,560	$(188)	$662,372
LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,221,170	$(1,079)	$1,220,091

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$24	$(3,925)	$(3,901)

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,167,571	$(47,413)	$1,120,158

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	43,370
Unrealized appreciation on investments	924,095

GBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(176,960)
Unrealized appreciation on investments	1,046
INTF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(25,298)
Unrealized appreciation on investments	662,372

LCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	35,282
Unrealized appreciation on investments	1,220,091

STBF	Value
Undistributed ordinary income	$ -
Undistributed capital loss	(11,006)
Unrealized depreciation on investments	(3,901)

SCSF	Value
Undistributed ordinary income	$ -
Undistributed capital gain	7,280
Unrealized appreciation on investments	1,120,158

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The tax-basis components of distributions paid for the year ended December 31, 2017 and year ended December 31, 2016 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
December 31, 2017

Ordinary Distribution	$ -	$ 5,361	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 109,221	$ -	$ 19,390	$ 212,410	$ -	$ 204,595

December 31, 2016

Ordinary Distribution	$ -	$ 6,236	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ 4,613	$ -	$ -	$ 108,972	$ -	$ -

As of December 31, 2017, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2018	-	-	-	-	-	-
No Expiration	-	-	30,298	-	-	-
	$ -	$ -	$30,298	$ -	$ -	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Note 7. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940, as amended.  As of December 31, 2017, Ronald & Shirley Franck, owned approximately 33.33% of the ACF Fund.  As of December 31, 2017, Ronald & Shirley Franck, owned approximately 28.81% of the INTF Fund.  As of December 31, 2017, Ronald & Shirley Franck, owned approximately 29.48% of the SCSF Fund.

Note 8.  Subsequent Events

On January 29, 2018 special meeting (the "Meeting") of shareholders ("Shareholders") of the Funds. The purpose of the Meeting was to vote on four proposals (each, a "Proposal" and together, the "Proposals") that affect your Fund(s) and your investment. The proposals that were voted on are below.

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Proposal 1. To Approve a New Proposed Investment Advisory Agreement for each Fund with Barrel Park Investments, LLC.

Proposal 2. To Elect a Board of Trustees for the Trust.

Proposal 3. To Approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust to a Delaware Statutory Trust

Proposal 4. To Amend each Fund's fundamental investment restriction regarding issuing senior securities.

Upon commencement of the Meeting, all four proposals were approved by shareholder vote after a quorum was confirmed.  Below is a table of the results for each fund and each proposal:

	YES	ABSTAIN	NO	SHARES OUTSTANDING	% RETURNED

GENERAL BOND FUND
Issue 1	100,780.38	333.934	0	155,733.15	64.93%
Issue 2	100,281.93	832.381	0	155,733.15	64.93%
Issue 3	96,925.52	4,188.80	0	155,733.15	64.93%
Issue 4	96,925.52	4,188.80	0	155,733.15	64.93%

SHORT-TERM FUND BOND
Issue 1	58,617.26	226.767	0	80,721.69	72.90%
Issue 2	58,844.02	0	0	80,721.69	72.90%
Issue 3	57,634.10	1,209.92	0	80,721.69	72.90%
Issue 4	57,634.10	1,209.92	0	80,721.69	72.90%

LARGER COMPANY STOCK FUND
Issue 1	119,281.73	254.755	0	158,872.47	75.24%
Issue 2	119,194.76	341.724	0	158,872.47	75.24%
Issue 3	119,194.76	341.724	0	158,872.47	75.24%
Issue 4	119,194.76	341.724	0	158,872.47	75.24%

SMALLER COMPANY STOCK FUND
Issue 1	153,781.35	239.391	0	193,482.68	79.60%
Issue 2	152,906.52	1,114.21	0	193,482.68	79.60%
Issue 3	152,906.52	1,114.21	0	193,482.68	79.60%
Issue 4	152,906.52	1,114.21	0	193,482.68	79.60%

INTERNATIONAL FUND
Issue 1	141,305.94	273.34	0	174,026.70	81.35%
Issue 2	140,880.62	698.657	0	174,026.70	81.35%
Issue 3	137,910.79	3,668.49	0	174,026.70	81.35%
Issue 4	137,910.79	3,668.49	0	174,026.70	81.35%

ALTERNATIVE CATEGORIES FUND
Issue 1	144,041.82	134.049	0	175,902.97	81.96%
Issue 2	143,650.31	525.551	0	175,902.97	81.96%
Issue 3	141,610.05	2,565.82	0	175,902.97	81.96%

STAAR INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017

Issue 4	141,610.05	2,565.82	0	175,902.97	81.96%

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no further subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of

STAAR Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of STAAR Investment Trust (the “Trust”) (comprising respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund), including the schedule of investments, as of , and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes, and the financial highlights for each of the five years in the period ended.  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of STAAR Investment Trust as of , the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2012.

GOFF BACKA ALFERA & COMPANY, LLC

Pittsburgh, Pennsylvania

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

February 27, 2018

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2017 through December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alternative Categories

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,060.17	$12.36
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.21	$12.08

* Expenses are equal to the Fund's annualized expense ratio of 2.38%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

General Bond

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,004.78	$9.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,085.14	$12.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.36	$11.93

* Expenses are equal to the Fund's annualized expense ratio of 2.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Larger Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,081.11	$12.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.91	$12.38

* Expenses are equal to the Fund's annualized expense ratio of 2.44%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Short-Term

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$995.51	$9.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.22	$10.06

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Smaller Company

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,086.93	$12.57
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.16	$12.13

* Expenses are equal to the Fund's annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST

TRUSTEES & OFFICERS

DECEMBER 31, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 65	Trustee	Continuous, 17 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 79	Trustee	Continuous, 18 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 68	Secretary/Trustee	Continuous, 22 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS

DECEMBER 31, 2017 (UNAUDITED)

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 68	Indeterminate / 22 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 68	Indeterminate / 22 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver Street, Sewickley, PA 15141, Age 79	Indeterminate / 18 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 65	Indeterminate / 17 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

-- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History:  2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance;  2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner;  1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA,  Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and

STAAR INVESTMENT TRUST

BOARD MEMBERS, OFFICERS AND COMMITTEE MEMBERS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2017.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST

ADDITIONAL INFORMATION

DECEMBER 31, 2017 (UNAUDITED)

   Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370. Proxy records are available at www.sec.gov.

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Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

(d) There were no waivers to the Code of Ethics granted during the period.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics was amended at a meeting of the Board of Trustees on December 15, 2005. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

(f) The Code of Ethics may be found at www.staarfunds.com

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees was the designated audit committee financial expert during the period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(b) Audit related fees include fees billed in connection with assurance and related services provided by the registrant.

(c) Tax fees include fees billed in connection with the tax compliance, planning, and advice services provided by the Registrant.

The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

Fiscal Year Ended December 31,
	2017	2016
Audit Fees	$20,850	$29,500
Audit-Related Fees	$0,000	$0,000
Tax Fees	$9,400	$9,000
All Other Fees	0	0
Total	$30,250	$38,500

(e)  The Audit Committee annually meets with the independent registered accounting firm to review and approve the audit plan prior to execution.  Items covered in the related report and meeting include, among other things: update of the auditor’s understanding the entity and its operating environment, audit objectives, anticipated reports to be issued, other services to be rendered, audit planning activities to date and resulting service fees segregated as prescribed into audit, audit-related and tax service fees. Upon conclusion of the meeting, the Audit Committee Chairman executes an engagement letter covering audit, audit-related and tax service fees.

During the course of the audit work, the Audit Committee Chairman is kept informed of any significant issues that arise, including those that have an effect on audit scope. At the conclusion of the audit, and prior to issuance, the Audit Committee meets with the independent registered accounting firm to review a summary of the audit through review of various reports, including the required communication to the Audit Committee.

Using the above described procedures, the Audit Committee considers 100% of the independent registered accounting fees to be approved. The Registrant considers the Audit Committee's administration of the engagement to be in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(f) There were no audit, audit-related or tax services provided by persons other than the Registrant's independent registered accounting firm's full-time, permanent employees.

(g) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor.

(h) There were no services provided by the Registrant's independent registered accounting firm to the Registrant's advisor or to any entity controlling, controlled by, or under common control with the advisor.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  SCHEDULE OF  INVESTMENTS.

Not applicable – schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

(Registrant)

By (Signature and Title)

/s/ Brett Boshco

Brett Boshco,

Principal Executive Officer

Date  March 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brett Boshco

Brett Boshco,

Chief Financial Officer

Date  March 12, 2018